Average Annual Total Returns{- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2010 Fund	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	11.06%	7.95%	6.49%	9.15%	6.30%	5.08%	7.27%	5.79%	4.72%	7.51%	4.44%	3.84%	10.42%	7.76%	6.88%